UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08702

                    ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALL MARKET ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

Company                                                              Shares    U.S.$ Value
------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--98.3%
Technology--39.2%
Communication Equipment--11.7%
Cisco Systems, Inc.(a)                                              28,200    $    544,260
Corning, Inc.(a)                                                   102,400       1,205,248
Juniper Networks, Inc.(a)                                           54,000       1,468,260
QUALCOMM, Inc.                                                      52,000       2,204,800
Research In Motion Ltd.(a)                                           5,800         478,036
                                                                              ------------
                                                                                 5,900,604
                                                                              ------------
Computer Hardware/Storage--7.8%
Apple Computer, Inc.(a)                                             16,400       1,056,160
Dell, Inc.(a)                                                       56,300       2,372,482
EMC Corp.(a)                                                        37,400         556,138
                                                                              ------------
                                                                                 3,984,780
                                                                              ------------
Computer Peripherals--1.4%
Network Appliance, Inc.(a)                                          21,600         717,552
                                                                              ------------
Computer Software--4.6%
Microsoft Corp.                                                     46,800       1,250,028
SAP AG (ADR) (Germany)                                              16,200         716,202
Symantec Corp.(a)                                                   14,800         381,248
                                                                              ------------
                                                                                 2,347,478
                                                                              ------------
Internet Media--5.9%
Yahoo!,
Inc.(a)
                                                                    79,600       2,999,328
                                                                              ------------
Semiconductor Capital Equipment--0.6%
Lam Research Corporation(a)                                         11,200         323,792
                                                                              ------------
Semiconductor Components--7.2%
Advanced Micro Devices, Inc.(a)                                     22,900         504,258
Broadcom Corp. Cl. A(a)                                             42,500       1,371,900
Marvell Technology Grp LT(a)                                        43,000       1,525,210
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)         28,400         241,116
                                                                              ------------
                                                                                 3,642,484
                                                                              ------------
                                                                                19,916,018
                                                                              ------------
Consumer Services--26.1%
Broadcasting & Cable--1.1%
The E.W. Scripps Co. Cl. A                                           5,800         280,024
Time Warner, Inc.(a)                                                13,600         264,384
                                                                              ------------
                                                                                   544,408
                                                                              ------------
Entertainment & Leisure--2.9%
Carnival Corp. (Panama)                                             26,000       1,498,380
                                                                              ------------
Restaurant & Lodging--2.4%
Las Vegas Sands Corp(a)                                              3,600         172,800
Starbucks Corp.(a)                                                  17,000       1,060,120
                                                                              ------------
                                                                                 1,232,920
                                                                              ------------

Company                                                             Shares     U.S.$ Value
------------------------------------------------------------------------------------------
Retail - General Merchandise--12.1%
eBay, Inc.(a)                                                       27,770    $  3,229,096
Lowe's Cos., Inc.                                                   30,500       1,756,495
Target Corp.                                                        22,000       1,142,460
                                                                              ------------
                                                                                 6,128,051
                                                                              ------------

Miscellaneous--7.6%
Electronic Arts, Inc.(a)                                            35,440       2,185,939
Google Inc CL-A(a)(b)                                                8,800       1,699,280
                                                                              ------------
                                                                                 3,885,219
                                                                              ------------
                                                                                13,288,978
                                                                              ------------

Healthcare--13.4%
Drugs--1.5%
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                  26,200         782,332
                                                                              ------------
Medical Products--9.0%
Alcon, Inc. (Switzerland)                                           16,100       1,297,660
Boston Scientific Corp.(a)                                          21,900         778,545
St. Jude Medical, Inc.(a)                                           34,400       1,442,392
Zimmer Holdings, Inc.(a)                                            13,200       1,057,584
                                                                              ------------
                                                                                 4,576,181
                                                                              ------------
Medical Services--2.9%
UnitedHealth Group, Inc.                                             3,600         316,908
Wellpoint Inc(a)                                                    10,100       1,161,500
                                                                              ------------
                                                                                 1,478,408
                                                                              ------------
                                                                                 6,836,921
                                                                              ------------
Finance--8.7%
Brokerage & Money Management--3.6%
Franklin Resources, Inc.                                            14,000         975,100
Legg Mason, Inc.(a)                                                  1,900         139,194
The Charles Schwab Corp.                                            21,200         253,552
The Goldman Sachs Group, Inc.                                        4,900         509,796
                                                                              ------------
                                                                                 1,877,642
                                                                              ------------
Insurance--2.1%
American International Group, Inc.                                  15,900       1,044,153
                                                                              ------------
Miscellaneous--3.0%
MBNA Corp.                                                          53,300       1,502,527
                                                                              ------------
                                                                                 4,424,322
                                                                              ------------
Capital Goods--3.9%
Miscellaneous--3.9%
General Electric Co.                                                53,700       1,960,050
                                                                              ------------
Consumer Manufacturing--2.0%
Building Related--2.0%
AMERICAN STANDARD COMPANIES, INC.(a)                                 6,100         252,052
Lennar Corporation                                                   8,300         470,444
Pulte Homes, Inc.                                                    4,700         299,860
                                                                              ------------
                                                                                 1,022,356
                                                                              ------------

                                                                 Shares or
Company                                                       Contracts(c)     U.S.$ Value
------------------------------------------------------------------------------------------
Consumer Staples--1.8%
Cosmetics--0.3%
Avon Products, Inc.                                                  3,700    $    143,190
                                                                              ------------
Household Products--1.5%
The Procter & Gamble Co.                                            13,700         754,596
                                                                              ------------
                                                                                   897,786
                                                                              ------------
Multi Industry Companies--1.3%
Tyco International Ltd.                                             18,700         668,338
                                                                              ------------
Transportation--1.0%
Air Freight--1.0%
United Parcel Service, Inc.                                          6,000         512,760
                                                                              ------------
Energy--0.9%
Oil Service--0.9%
Halliburton Co.                                                      6,600         258,984
NABORS INDUSTRIES LTD. (Bermuda)(a)                                  4,300         220,547
                                                                              ------------
                                                                                   479,531
                                                                              ------------
Total Common Stocks & Other Investments
   (cost $40,366,620)                                                           50,007,060
                                                                              ------------

CALL OPTIONS PURCHASED(a)--2.7%
Amgen Inc.
   expiring Jan '05 @ $55                                              247         244,530
Avon Products, Inc.
   expiring Jan '05 @ $25                                              282         386,340
Citigroup, Inc.
   expiring Jan '05 @ $35                                              248         327,360
Halliburton Co.
   expiring Jan '05 @ $35                                              205          89,175
Nabors Industries Ltd.
   expiring Jan '05 @ $45                                              208         134,160
United Health Group
   expiring Jan '05 @ $75                                              127         170,180
                                                                              ------------
Total Call Options Purchased
   (cost $1,450,521)                                                             1,351,745
                                                                              ------------

PUT OPTIONS PURCHASED(a)--0.0%
Research In Motion Ltd.
   expiring Jan '05 @ $75
   (cost $14,300)                                                       58           4,060
                                                                              ------------

                                                                 Principal
                                                                    Amount
Company                                                              (000)      U.S.$ Value
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.7%
The Bank of New York
   1.50%, 1/03/05
   (cost $887,000)                                               $    887     $    887,000
                                                                              ------------

Total Investments--102.7%
   (cost $42,718,441)                                                           52,249,865

Other assets less liabilities--(2.7%)                                           (1,393,421)
                                                                              ------------

Net Assets--100%                                                              $ 50,856,444
                                                                              ------------

CALL OPTIONS WRITTEN

Description                  Contracts(d)     Exercise        Expiration         Value
                                                Price            Month
------------------------------------------------------------------------------------------
Google, Inc.                 16                  $170           Jan '05       $    (44,800)
Google, Inc.                 15                   175           Jan '05            (29,400)
                                                                              ------------
(premiums received $40,346)                                                   $    (74,200)
                                                                              ------------

(a)   Non-income producing security.

(b) Securities on which option is written (share value subject to call have an aggregate market value at $19,310).

(c)   One contract relates to 100 shares unless otherwise indicated.

      Glossary:

      ADR- American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance All-Market Advantage Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005